CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash and cash equivalents	$ 265,783	1,655,857	2,292,538	1,811,423
Restricted cash (including restricted cash of the Consolidated Affiliated Entities that may only be used to settle obligations of the Consolidated Affiliated Entities of RMB nil and RMB9,003 (US$1,445) as of December 31, 2011 and 2012, respectively)	1,445	9,003
Short-term investments	338,690	2,110,073	1,400,858
Accounts receivable (net of allowance for doubtful accounts of RMB3,032 and RMB12,919 (US$2,074) as of December 31, 2011 and 2012, respectively)	149,724	932,796	420,706
Intangible assets, net	3,147	19,607	16,078
Amounts due from related party			768
Deferred tax assets	1,681	10,470
Prepayments and other assets	10,418	64,909	16,832
Total current assets	770,888	4,802,715	4,147,780
Non-current assets:
Property and equipment, net	32,212	200,681	96,567
Long-term investment in related party			1,707
Intangible assets, net	209,455	1,304,923	211,978
Capitalized content production costs			7,782	6,563
Amounts due from related party			65,352
Prepayments and other assets	36,787	229,185	144,392
Goodwill	683,066	4,255,570
Total non-current assets	961,520	5,990,359	527,778
TOTAL ASSETS	1,732,408	10,793,074	4,675,558
Current liabilities:
Accounts payable (including accounts payable of the Consolidated Affiliated Entities without recourse to Youku Tudou Inc. of RMB36,954 and RMB114,044 (US$18,305) as of December 31, 2011 and 2012, respectively)	29,193	181,878	57,276
Advances from customers (including advances from customers of the Consolidated Affiliated Entities without recourse to Youku Tudou Inc. of RMB3,140 and RMB21,603 (US$3,468) as of December 31, 2011 and 2012, respectively)	3,468	21,603	3,140
Amounts due to related party			2,794
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the Consolidated Affiliated Entities without recourse to Youku Tudou Inc. of RMB308,657 and RMB867,128 (US$139,184) as of December 31, 2011 and 2012, respectively)	157,518	981,353	390,607
Current portion of long-term debt	1,194	7,441	9,182
Total current liabilities	191,373	1,192,275	462,999
Non-current liabilities:
Deferred tax liability (including deferred tax liability of the Consolidated Affiliated Entities without recourse to Youku Tudou Inc. of RMB nil and RMB224,198 (US$35,986) as of December 31, 2011 and 2012, respectively)	36,015	224,374
Other liabilities	3,138	19,552
Long-term debt			7,382
Total non-current liabilities	39,153	243,926	7,382
Total liabilities	230,526	1,436,201	470,381
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	1,728,416	10,768,204	5,185,257
Statutory reserves	241	1,500
Accumulated deficit	(208,207)	(1,297,147)	(871,644)
Accumulated other comprehensive loss	(18,600)	(115,882)	(108,578)
Total shareholders' equity	1,501,882	9,356,873	4,205,177	1,911,488
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,732,408	10,793,074	4,675,558